Share-Based Compensation (Stock Option Activity) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Options
Outstanding, beginning balance	125,034	138,766
Granted	0	0
Exercised	0	0
Expired	0	(13,732)
Forfeited	0	0
Outstanding, ending balance	125,034	125,034	138,766
Exercisable	125,034	125,034
Weighted Average Exercise Price
Outstanding, beginning	$ 22.43	$ 22.09
Granted	$ 0.00	$ 0.00
Exercised	$ 0.00	$ 0.00
Expired	$ 0.00	$ 19.00
Forfeited	$ 0.00	$ 0.00
Outstanding, ending	$ 22.43	$ 22.43	$ 22.09
Exercisable	$ 22.43	$ 22.43
Weighted Average Remaining Contractual Life (Years)
Outstanding	1 year 0 months	1 year 9 months	2 years 9 months
Exercisable	1 year 0 months	1 year 9 months